Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

March 31, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of:

Parametric International Equity Fund (the “Fund”)

Post-Effective Amendment No. 327 (1933 Act File No. 002-90946)

Amendment No. 330 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectus and statement of additional information (“SAI”) for the Fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed in connection with redesignation of the Fund’s Investor Class shares as Class A shares, which became effective on January 15, 2020 and to make certain other nonmaterial changes to the disclosure. Class A shares of the Fund have the same rights and privileges as Class A shares of other funds in the Eaton Vance Fund Complex. A registration statement for an Eaton Vance Fund with Class A shares was most recently submitted to the Commission pursuant to Rule 485(a)(1) by Eaton Vance Special Investment Trust on behalf of Parametric 1-to-10 Year Laddered Corporate Bond Fund on January 9, 2020 (Accession No. 0000940394-20-000020). The Fund last filed its registration statement pursuant to Rule 485(a)(1) on June 11, 2015 (Accession No. 0000940394-15-000802). The prospectus and SAI of the Fund have been marked to show changes from the prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 314 filed with the Commission on May 29, 2019 (Accession No. 0000940394-19-000882).

Based on the foregoing, the Registrant requests that the Staff, in reviewing each prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8878.

Very truly yours,

/s/ Michael Keane

Michael Keane, Esq.

Vice President